Finance Income and Finance Charge - Summary of Finance Costs (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Material income and expense [abstract]
Interest payable on convertible loan	£ (185,352)	£ (103,115)	£ (179,765)
Interest payable on bank loan	(1,644,610)	(327,123)
Accreted interest on bank loan	(781,998)	(66,935)
Transaction costs on bank loan		(200,000)
Loss on short-term deposits	(21,903)	(338,279)
Increase in provision for deferred cash consideration	(443,000)
Change in warrant fair value	716,214	(54,473)
Total finance charge	£ (2,360,648)	£ (1,089,925)	£ (179,765)